OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Current portion of provisions	$ 5.6	$ 6.5
Current portion of other liabilities	18.6	22.7
Current portion of deferred revenue	0.0	189.7
Other current liabilities	$ 24.2	$ 218.9